Income Taxes (Details 6) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The deferred tax position is classified in the consolidated financial statements
Deferred tax assets - current	€ 120,720	€ 134,429
Deferred tax assets - non-current	38,735	71,008
Total deferred tax assets	159,455	205,437	252,667
Deferred tax liabilities - current	(214)	(65)
Deferred tax liabilities - non-current	(21,295)	(11,785)
Total deferred tax liabilities	(21,509)	(11,850)	(58,181)
Total	€ 137,946	€ 193,587	€ 194,486